Financial Assets at FVTPL	12 Months Ended
Dec. 31, 2019
Financial assets at fair value through profit or loss [Abstract]
Financial assets at FVTPL
7.	FINANCIAL ASSETS AT FVTPL

(1) Details of financial assets at FVTPL as of December 31, 2018 and 2019 are as follows (Unit: Korean Won in millions):

	December 31, 2018	December 31, 2019
Financial assets at fair value through profit or loss mandatorily measured at fair value	6,126,316	8,069,144

(2) Financial assets at fair value through profit or loss mandatorily measured at fair value and financial assets held for trading are as follows (Unit: Korean Won in millions):

	December 31, 2018	December 31, 2019
Deposits:
Gold banking asset	26,935	27,901
Securities:
Debt securities
Korean treasury and government agencies	516,173	872,954
Financial institutions	533,393	600,303
Corporates	774,589	762,265
Others	—	101,563
Equity securities	455,666	688,350
Capital contributions	422,614	515,199
Beneficiary certificates	985,417	1,366,233

Sub-total	3,687,852	4,906,867

Loans	385,450	212,473
Derivatives assets	2,026,079	2,921,903

Total	6,126,316	8,069,144

(3) Financial assets at fair value through profit or loss designated as upon initial recognition is nil as of December 31, 2018 and 2019.